Cover	12 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Entity Central Index Key	0001703079
Document Type	N-CSR
Entity Registrant Name	XAI Octagon Floating Rate & Alternative Income Trust
Document Period End Date	Sep. 30, 2025
Amendment Flag	false